Subsequent Events 10-K	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
SUBSEQUENT EVENTS [Abstract]
Subsequent Events
NOTE P – SUBSEQUENT EVENTS

Restaurant closures
As discussed in Note H to the Condensed Consolidated Financial Statements, we incurred impairment charges in the second quarter of fiscal 2013 associated with the planned closing of 13 Marlin & Ray's, one Wok Hay, and two Lime Fresh restaurants, as well as the planned sale of two Truffles restaurants. As of the date of this filing, we have closed all 16 planned restaurants and are focusing on the sale of the two Truffles restaurants. Accordingly, in conjunction with the closings, our third quarter Closures and Impairments Expense will include costs associated with lease terminations, future lease obligations, severance, and inventory obsolescence charges. For the remainder of fiscal 2013, we anticipate incurring charges of approximately $2.0 million to $5.0 million associated with lease termination and other closing costs. The actual amount of any cash payments made by the Company for lease contract termination costs will be dependent upon ongoing negotiations with the landlords of the leased restaurant properties.

Sale-leaseback transactions
Subsequent to December 4, 2012, we completed sale-leaseback transactions of the land and building for two Company-owned Ruby Tuesday concept restaurants for gross cash proceeds of $4.7 million, exclusive of transaction costs of approximately $0.2 million. Equipment was not included. The carrying value of the properties sold was $3.8 million. The leases have been classified as operating leases and have an initial term of 15 years, with renewal options of up to 20 years. We realized gains on these transactions totaling $0.8 million, which have been deferred and are being recognized on a straight-line basis over the lease term.

Share repurchases
Subsequent to December 4, 2012, we spent $3.2 million to repurchase 0.4 million shares of RTI common stock. On January 8, 2013, the Ruby Tuesday, Inc. Board of Directors authorized the repurchase of an additional 10.0 million shares of RTI common stock, bringing the total available for repurchase to 12.7 million shares as of January 8, 2013.

RT Midwest Restructuring
Subsequent to December 4, 2012, RT Midwest successfully emerged from its Chapter 11 bankruptcy restructuring. This franchisee, which currently operates 11 restaurants (all of which are leased), is scheduled to resume payment of franchise fees to RTI on March 6, 2013. We continue to remain a sublease guarantor for three of RT Midwest's operating restaurants, which have remaining lease terms extending through April 2019, representing total remaining exposure as of December 4, 2012 of $0.8 million.

15. Subsequent Events

Sale-leaseback transactions
Subsequent to June 5, 2012, we completed sale-leaseback transactions of the land and building for nine Company-owned Ruby Tuesday concept restaurants for gross cash proceeds of $20.2 million, exclusive of transaction costs of approximately $1.0 million. Equipment was not included. The carrying value of the properties sold was $14.2 million. The leases have been classified as operating leases and have an initial term of 15 years, with renewal options of up to 20 years. We realized gains on these transactions totaling $5.0 million, which have been deferred and are being recognized on a straight-line basis over the initial terms of the leases.

RT Midwest bankruptcy
On June 20, 2012, RT Midwest Holdings, LLC, RT Chicago Franchise, LLC, RT Midwest Real Estate, LLC, and RT Northern Illinois Franchise, LLC (collectively "RT Midwest"), filed for Chapter 11 protection in the United States Bankruptcy Court for the District of Minnesota. RT Midwest is a traditional franchisee which operated 13 restaurants and had indebtedness of $2.3 million owed to RTI at the time of the Chapter 11 filing. As discussed in Note 4 to the Consolidated Financial Statements, during the fourth quarter of fiscal 2012, we wrote off the $2.3 million in franchise fee receivables due from RT Midwest and the associated unearned franchise fees in anticipation of the Chapter 11 filing.

Related party agreement
On June 7, 2012, we entered into two marketing agreements with 50 Eggs. As previously discussed in Note 4 to the Consolidated Financial Statements, the CEO of 50 Eggs, John Kunkel, previously was CEO of LMFG International, LLC, and is a current Lime Fresh franchisee. Under the terms of the first agreement, 50 Eggs will provide marketing services for our Lime Fresh concept for a monthly fee of $52,500. Under the terms of the second agreement, 50 Eggs will provide marketing services for our Marlin & Ray's concept for a monthly fee of $26,250. Both agreements expire on June 6, 2013.

Share-based compensation award
On July 24, 2012, the Executive Compensation and Human Resources Committee of the Board of Directors approved the grant of approximately 210,000 service-based restricted shares of common stock and 239,000 performance-based restricted shares of common stock under the terms of the 2003 SIP and 1996 SIP. The service-based restricted shares will cliff vest 2.5 years following the grant date. Vesting of the performance-based restricted shares is contingent upon the Company's achievement of certain performance conditions related to fiscal 2013 performance, which will be measured in the first quarter of fiscal 2014. In addition to satisfaction of the performance conditions for the performance-based restricted shares, recipients must satisfy the same service condition as described above for the service-based restricted shares.